Label	Element	Value
FIRST INVESTORS INVESTMENT GRADE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS INVESTMENT GRADE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 183 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-56 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on Class B shares if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s investment adviser, Foresters Investment Management  Company, Inc., to be of quality equivalent to those within the four highest ratings of Moody’s or S&P.

The Fund will primarily invest in investment grade corporate bonds.  The Fund may also invest in other investment grade securities including securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

In making investment decisions, the Fund considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund is intended for investors who:

■       Are seeking an investment which offers current income and a moderate degree of credit risk,

■       Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■       Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that a debt issuer may become unable to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  As of the date of this prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, interest rate fluctuations and those events directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.

Sector Risk.  Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.forestersfinancial.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.forestersfinancial.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

FIRST INVESTORS INVESTMENT GRADE FUND | BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.63%)
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	1.87%	[1]
FIRST INVESTORS INVESTMENT GRADE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,892
Annual Return 2006	rr_AnnualReturn2006	3.65%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	(11.57%)
Annual Return 2009	rr_AnnualReturn2009	20.91%
Annual Return 2010	rr_AnnualReturn2010	9.09%
Annual Return 2011	rr_AnnualReturn2011	5.92%
Annual Return 2012	rr_AnnualReturn2012	10.93%
Annual Return 2013	rr_AnnualReturn2013	(1.25%)
Annual Return 2014	rr_AnnualReturn2014	5.72%
Annual Return 2015	rr_AnnualReturn2015	(0.85%)
1 Year	rr_AverageAnnualReturnYear01	(6.58%)
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception		[1]
FIRST INVESTORS INVESTMENT GRADE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception		[1]
FIRST INVESTORS INVESTMENT GRADE FUND | CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.71%)
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	2.20%
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception		[1]
FIRST INVESTORS INVESTMENT GRADE FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 606
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,132
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,132
1 Year	rr_AverageAnnualReturnYear01	(5.44%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception		[1]
FIRST INVESTORS INVESTMENT GRADE FUND | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	1.34%	[1]
FIRST INVESTORS INVESTMENT GRADE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Life of Class (If less than 5 yrs)*	rr_AverageAnnualReturnSinceInception	1.54%	[1]

[1]	The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 4/1/13.
[2]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.